CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Products	$ 73,520	$ 82,926	$ 85,319
Services	9,423	5,521	4,925
Total revenues	82,943	88,447	90,244
Business and related taxes	(1,410)	(1,283)	(1,501)
Net revenues	81,533	87,164	88,743
Cost of revenues (including share-based compensation of $5, $41 and $12 for 2012, 2013 and 2014, respectively)
Products	13,845	17,009	16,880
Services	4,384	4,652	3,952
Total cost of revenues	18,229	21,661	20,832
Gross profit	63,304	65,503	67,911
Operating expenses:
Research and development (including share-based compensation of $552, $380 and $98 for 2012, 2013 and 2014, respectively)	17,276	19,251	17,402
Selling and marketing (including share-based compensation of $356, $492 and $130 for 2012, 2013 and 2014, respectively)	13,877	14,957	13,606
General and administrative (including share-based compensation of $1,701, $1,358 and $1,459 for 2012, 2013 and 2014, respectively)	10,935	9,959	9,444
Total operating expenses	42,088	44,167	40,452
Income from operations	21,216	21,336	27,459
Interest income	1,312	1,901	6,318
Interest expense			(739)
Loss from forward contract			(690)
Impairment loss on long-term investments			(4,487)
Other income, net	3,069	534	549
Income before income tax expenses	25,597	23,771	28,410
Income tax expenses/(benefits):
Income tax-current	10,638	(1,587)	18,035
Income tax-deferred	(4,265)	2,314	4,197
Total income tax expenses	6,373	727	22,232
Net income before loss from equity method investments	19,224	23,044	6,178
Loss from equity method investments, net of income taxes	(59)	(468)	(640)
Net income	19,165	22,576	5,538
Less: Net loss attributable to noncontrolling interest	(1,725)	(1,832)	(1,389)
Net income attributable to China Digital TV Holding Co., Ltd.	20,890	24,408	6,927
Net income per share attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.
Basic	$ 0.35	$ 0.41	$ 0.12
Diluted	$ 0.34	$ 0.41	$ 0.12
Net income	19,165	22,576	5,538
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(3,441)	2,904	536
Comprehensive income	15,724	25,480	6,074
Less: Comprehensive loss attributable to noncontrolling interest	(1,735)	(1,785)	(1,201)
Comprehensive income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ 17,459	$ 27,265	$ 7,275
Weighted average shares used in calculating net income per ordinary share
Basic	59,369,708	59,111,594	59,011,396
Diluted	61,716,779	59,176,457	59,092,804